Revenue	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to clients:

	2025 £’000	2024 £’000	2023 £’000
United Kingdom	£254,464	£247,598	£309,365
North America	294,655	241,652	258,112
Europe	180,759	191,206	182,551
RoW	42,377	60,300	44,705
Total	£772,255	£740,756	£794,733
As at 30 June 2025 revenues generated from clients in the United States of America were £291.6 million (30 June 2024: £241.1 million and 30 June 2023: £257.3 million) and they are included in the North American market.

The Group’s revenue by industry sector is as follows:

	2025 £’000	2024 £’000	2023 £’000
Payments	£144,739	£178,778	£232,263
Banking and Capital Markets	152,165	110,706	128,653
Insurance	70,051	62,472	55,091
Technology, Media & Telecom	146,936	169,227	173,927
Mobility	65,104	73,739	80,399
Healthcare	91,481	44,893	28,919
Other	101,779	100,941	95,481
Total	£772,255	£740,756	£794,733
Starting fiscal year 2024, we have updated the breakdown by industry vertical to provide additional disclosure. The previous “Payments and Financial Services” industry vertical has been split into Payments, BCM, and Insurance. The Mobility vertical was spun off from the “Other” industry vertical. The Healthcare vertical was spun off from the "Other" industry vertical starting fiscal year 2025. As a result, the periods ending 30 June 2024 and 2023 have been updated for comparability.
The Group’s revenue by contract type is as follows:

	2025 £’000	2024 £’000	2023 £’000
Time and materials contracts	£593,537	£613,331	£646,237
Fixed price contracts	178,718	127,425	148,496
Total	£772,255	£740,756	£794,733

As at 30 June 2025, the undiscounted aggregate transaction value of revenue that has not been recognised relating to unsatisfied performance obligations was £179.5 million (30 June 2024: £149.2 million and 30 June 2023: £104.1 million). This relates to fixed price contracts with forward contractual commitments. This revenue is expected to be recognised over the following time periods:

	2025 £’000	2024 £'000

Less than 1 year	101,726	79,288
1 to 2 years	34,589	33,867
2 to 3 years	22,303	18,014
More than 3 years	20,919	18,033
Total	£179,537	£149,202
The Company applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised in the year ended 30 June 2025 relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.